Condensed Financial Information of the Parent Company	12 Months Ended
Sep. 30, 2023
Condensed Financial Information of the Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

21. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Regulation S-X requires the condensed financial information of a registrant shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of the above test, restricted net assets of consolidated-subsidiaries shall mean the amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party. The condensed parent company financial statements have been prepared in accordance with Rule 12-04. Schedule of Regulation S-X as the restricted net assets of the Company’s PRC subsidiary exceed 25% of the consolidated net assets of the Company.

The Company performed a test on the restricted net assets of consolidated subsidiary in accordance with U.S. Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial statements for the parent company.

The condensed financial information of the parent company, Linkage Cayman, has been prepared using the same accounting policies as set out in Company’s consolidated financial statements except that the parent company has used the equity method to account for its investment in its subsidiaries.

The Company’s share of income and losses from its subsidiaries is reported as incomes from subsidiaries in the accompanying condensed financial information of parent company.

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands. The Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

Condensed balance sheets

	As of September 30,
	2023	2022
	US$	US$
Assets
Current assets
Cash	$64	$—
Deferred offering costs	47,580	—
Amount due from subsidiaries	3,521,756	2,734,553
Total current assets	3,569,400	2,734,553
Total assets	3,569,400	2,734,553

Liabilities
Current liabilities
Accrued expenses and other current liabilities	72,276	—
Amounts due to related parties	211	—
Total current liabilities	72,487	—
Total liabilities	72,487	—

Shareholders’ equity
Ordinary shares (par value of US$0.00025 per share; 200,000,000 ordinary shares authorized, 20,000,000 ordinary shares issued and outstanding as of September 30, 2023 and 2022, respectively)	5,000	5,000
Additional paid in capital	1,549,913	119,301
Statutory reserve	11,348	—
Retained earnings	2,052,553	2,716,629
Accumulated other comprehensive (loss)	(121,901)	(106,377)
Total shareholders’ equity	3,496,913	2,734,553
Total liabilities and shareholders’ equity	$3,569,400	$2,734,553

Condensed statements of operations and comprehensive loss

	For the years ended September 30,
	2023	2022	2021
	US$	US$	US$
(Loss)/income before income taxes	(716,678)	1,452,333	853,206
Income tax provision	63,950	(385,958)	(101,540)
Net (loss)/income	(652,728)	1,066,375	751,666
Other comprehensive loss:
Foreign currency translation difference	(15,524)	(57,722)	(31,726)
Total comprehensive (loss)/income	(668,252)	1,008,653	719,940

Condensed statements of cash flows

	For the years ended September 30,
	2023	2022	2021
	US$	US$	US$
Cash flows from operating activities:
Net (loss)/income	(652,728)	1,066,375	751,666
Adjustments to reconcile net (loss)/income to net cash provided by operating activities:	—	—	—
Equity in loss/(income) of subsidiaries	652,792	(1,066,375)	(751,666)
Net cash provided by operating activities	64	—	—
Net cash provided by investing activities	—	—	—
Net cash provided by financing activities	—	—	—
Net increase/decrease in cash	64	—	—
Cash at beginning of year	—	—	—
Cash at end of year	64	—	—